Xtrackers MSCI EAFE Selection Equity ETF Investment Strategy - Xtrackers MSCI EAFE Selection Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index (the “Underlying Index”), which is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May, and it is reconstituted and rebalanced at that time. It is also rebalanced in August, November and February. At each quarterly rebalancing, constituents are dropped if they no longer meet eligibility criteria, but are added to a sector only as needed to meet the market capitalization coverage target of 50%. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s review and rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.In constructing the Underlying Index, MSCI Inc. (“Index Provider” or “MSCI”) uses MSCI ESG Ratings, MSCI ESG Controversies, MSCI Business Involvement Screening Research and MSCI Climate Change Metrics (collectively, “MSCI ESG Research”).■ MSCI ESG Ratings provides research, analysis and ratings of how well companies manage their ESG risks and opportunities. MSCI ESG Ratings provides a company with an overall ESG rating on a seven point scale, ranging from ‘AAA’ to ‘CCC.’ Existing constituents of the Underlying Index are required to have an MSCI ESG rating of BB or above to remain in the index, and companies that are currently not constituents of the Underlying Index are also required to have an MSCI ESG rating of BB or above to be considered eligible for addition.■ MSCI ESG Controversies provides assessments of controversies concerning the negative ESG impact of company operations, products and services. MSCI ESG Controversies score companies on a scale of 0 to 10, with 0 being the most severe controversy. Existing constituents of the Underlying Index are required to have an MSCI ESG Controversies Score of 1 or above to remain in the index, while companies that are currently not constituents of the Underlying Index are required to have an MSCI ESG Controversies Score of 3 or above to be considered eligible for addition.■ MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics identify companies that are involved in the following business activities: Controversial Weapons, Nuclear Weapons, Civilian Firearms, Tobacco, Alcohol, Conventional Weapons, Gambling, Nuclear Power, Fossil Fuel Extraction and Thermal Coal Power. Companies that meet certain business involvement criteria with respect to these activities are excluded from the Underlying Index.Companies not assessed by MSCI ESG Research on data for any of the following MSCI ESG Research products are not eligible for inclusion in the Underlying Index: MSCI ESG Ratings, MSCI ESG Controversies, MSCI Climate Change Metrics and MSCI Business Involvement Screening Research.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.As of October 31, 2025, the Underlying Index consisted of 355 securities, with an average market capitalization of approximately $35.62 billion and a minimum market capitalization of approximately $4.08 billion, from issuers in the following countries (may reflect depositary receipts or country of domicile): Australia, Austria, Belgium, Brazil, Chile, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Europe, Australia and the Far East. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan. The fund will not enter into transactions to hedge against declines in the value of the fund's assets that are denominated in foreign currency.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.